Commitments and Contingencies - Additional Information (Detail) - Operating Sublease For Office Space [Member] - California - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Commitments [Line Items]
Lease cost	$ 24,000	$ 149,000	$ 48,000	$ 300,000
Payment of Operating lease	$ 28,000	$ 153,000	$ 56,000	$ 300,000